Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Value
Communication Services - 0.3%
TKO Group Holdings, Inc.	1,772	$148,299

Consumer Discretionary - 14.3%
Deckers Outdoor Corp.(a)	1,354	1,020,551
Dick's Sporting Goods, Inc.(b)	2,112	314,836
Five Below, Inc.(a)(b)	2,116	379,737
Gentex Corp.	7,818	259,010
Graham Holdings Co. - Class B	391	281,676
Grand Canyon Education, Inc.(a)	1,883	245,901
KB Home	3,373	200,997
Murphy USA, Inc.	595	209,749
Penske Automotive Group, Inc.(b)	635	94,215
Service Corp. International	3,989	267,742
Skechers USA, Inc. - Class A(a)	4,420	275,985
Taylor Morrison Home Corp.(a)	4,771	248,760
Tempur Sealy International, Inc.	6,631	330,821
Texas Roadhouse, Inc.	4,430	556,940
Toll Brothers, Inc.	4,986	495,359
Valvoline, Inc.(a)(b)	7,266	265,136
Wendy's Co.	13,841	264,086
Wyndham Hotels & Resorts, Inc.	2,816	219,451
		5,930,952

Consumer Staples - 8.0%
BellRing Brands, Inc.(a)	4,599	254,187
BJ's Wholesale Club Holdings, Inc.(a)	3,161	203,379
Casey's General Stores, Inc.(b)	1,917	520,197
Celsius Holdings, Inc.(a)	4,159	207,534
Coty, Inc.(a)	13,646	164,844
Flowers Foods, Inc.	10,648	242,774
Ingredion, Inc.	4,928	530,104
Lancaster Colony Corp.	823	151,251
Performance Food Group Co.(a)	3,652	265,427
Post Holdings, Inc.(a)	3,349	311,022
Sprouts Farmers Market, Inc.(a)(b)	2,991	150,657
US Foods Holding Corp.(a)(b)	7,113	327,269
		3,328,645

Energy - 1.8%
Antero Midstream Corp.	17,160	210,038
ChampionX Corp.	7,644	209,522
DT Midstream, Inc.	4,286	230,116
Valaris Ltd.(a)	1,863	115,264
		764,940

Financials - 14.2%
American Financial Group, Inc.	2,069	249,108
CNO Financial Group, Inc.	3,680	100,022
Essent Group Ltd.	4,622	254,950
Evercore, Inc.	1,029	176,710
Federated Hermes, Inc.	6,973	243,776
FirstCash Holdings, Inc.	3,083	353,836
Hanover Insurance Group, Inc.	2,018	266,396
Interactive Brokers Group, Inc.	3,994	354,468
Kinsale Capital Group, Inc.(b)	736	292,612
MGIC Investment Corp.	13,584	269,507
Old Republic International Corp.	18,354	514,646
Primerica, Inc.	3,009	704,587
Reinsurance Group of America, Inc.	1,324	230,230
RenaissanceRe Holdings Ltd.	1,707	390,612
RLI Corp.	2,767	377,336
SEI Investments Co.	4,935	312,089
Selective Insurance Group, Inc.	4,360	457,190
Unum Group	7,230	349,498
		5,897,573

Health Care - 4.0%
Chemed Corp.	448	265,570
Encompass Health Corp.	6,605	469,219
Haemonetics Corp.(a)	1,470	112,396
Jazz Pharmaceuticals PLC(a)	1,800	220,896
Penumbra, Inc.(a)(b)	2,343	590,881
		1,658,962

Industrials - 26.9%
AECOM	6,779	597,840
BWX Technologies, Inc.	3,099	252,507
CACI International, Inc.(a)	800	274,984
Clean Harbors, Inc.(a)	2,554	428,970
Crane Co.	1,866	231,589
Curtiss-Wright Corp.	2,538	564,883
Donaldson Co., Inc.	4,233	273,409
EMCOR Group, Inc.	3,009	686,383
EnerSys	1,730	165,336
Esab Corp.	2,575	221,424
GATX Corp.(b)	2,207	270,689
Genpact Ltd.	6,601	236,976
ITT, Inc.	2,418	292,046
KBR, Inc.	4,858	253,150
Landstar System, Inc.	2,524	483,901
Lennox International, Inc.	1,245	533,059
Lincoln Electric Holdings, Inc.(b)	3,601	800,213
MasTec, Inc.(a)	2,022	132,785
MDU Resources Group, Inc.	14,487	282,641
MSC Industrial Direct Co., Inc.(b)	4,167	411,200
nVent Electric PLC	6,623	397,645
Owens Corning	3,474	526,415
Ryder System, Inc.(b)	1,241	140,940
Saia, Inc.(a)	1,044	470,406
Science Applications International Corp.	4,207	537,066
Simpson Manufacturing Co., Inc.	1,647	298,091
Terex Corp.	2,833	174,031
Timken Co.	2,261	185,199
Watsco, Inc.(b)	1,104	431,642
Watts Water Technologies, Inc. - Class A	857	169,695
XPO Logistics, Inc.(a)(b)	5,015	428,482
		11,153,597

Information Technology - 8.7%
Allegro MicroSystems, Inc.(a)	3,992	103,552
Avnet, Inc.	4,784	216,715
Belden, Inc.	1,673	124,103
Blackbaud, Inc.(a)(b)	2,827	228,761
CommVault Systems, Inc.(a)	1,553	142,379
Crane NXT Co.	2,764	161,086
Dolby Laboratories, Inc. - Class A	2,596	215,935
Dynatrace, Inc.(a)	6,930	395,010
Super Micro Computer, Inc.(a)	2,914	1,543,285
TD SYNNEX Corp.	2,234	223,355
Teradata Corp.(a)	3,513	162,230
Vishay Intertechnology, Inc.	3,773	81,987
		3,598,398

Materials - 7.5%
AptarGroup, Inc.	2,166	281,320
Ashland, Inc.	2,891	270,655
Commercial Metals Co.	3,854	201,256
Eagle Materials, Inc.	1,332	301,405
Graphic Packaging Holding Co.	10,009	255,330
NewMarket Corp.	796	444,017
Reliance Steel & Aluminum Co.(b)	3,446	983,558
Sonoco Products Co.	4,157	236,533
Westlake Chemical Corp.	967	133,784
		3,107,858

Utilities - 6.0%
ALLETE, Inc.	4,355	257,424
Black Hills Corp.	4,690	242,754
Essential Utilities, Inc.	7,340	263,213
IDACORP, Inc.(b)	2,806	259,779
National Fuel Gas Co.	4,670	220,237
New Jersey Resources Corp.	6,125	250,084
Northwestern Energy Group, Inc.	5,444	261,965
OGE Energy Corp.	8,041	267,284
Portland General Electric Co.	6,041	247,258
Spire, Inc.	4,146	235,368
		2,505,366
TOTAL COMMON STOCKS (Cost $35,569,749)		38,094,590

REAL ESTATE INVESTMENT TRUSTS - 8.2%	Shares	Value
Agree Realty Corp.(b)	5,099	303,951
Apartment Income REIT Corp.	7,475	244,358
Brixmor Property Group, Inc.	9,936	222,964
EastGroup Properties, Inc.	1,246	221,078
EPR Properties(b)	4,714	208,689
Equity LifeStyle Properties, Inc.	3,255	220,331
First Industrial Realty Trust, Inc.	5,287	272,386
Gaming and Leisure Properties, Inc.	6,233	284,536
NNN REIT, Inc.	7,589	306,141
Omega Healthcare Investors, Inc.	6,778	196,562
Physicians Realty Trust	20,406	249,769
PotlatchDeltic Corp.	4,931	220,564
Rayonier, Inc.(b)	7,779	235,704
STAG Industrial, Inc.(b)	6,209	229,360
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,498,419)		3,416,393

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(c)	4,501,291	4,501,291
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,501,291)		4,501,291

TOTAL INVESTMENTS - 110.7% (Cost $43,569,459)		$46,012,274
Liabilities in Excess of Other Assets - (10.7)%		(4,477,631)
TOTAL NET ASSETS - 100.0%		$41,534,643

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $4,331,347 which represented 10.4% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$ 38,094,590	$ -	$ -	$ -	$ 38,094,590
Real Estate Investment Trusts	3,416,393	-	-	-	3,416,393
Investments Purchased with Proceeds from Securities Lending	-	$ -	-	4,501,291	4,501,291
Total Investments in Securities	$ 41,510,983	$ -	$ -	$ 4,501,291	$ 46,012,274

Refer to the Schedule of Investments for industry classifications.